OPERATING LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Operating Leases
SCHEDULE OF OPERATING LEASE COST AND SUPPLEMENTAL CASH FLOW INFORMATION

In accordance with ASC 842, the components of lease expense were as follows:

	Nine Months ended September 30,		Three Months ended September 30,
	2022	2021	2022	2021
Operating lease expense	$53,757	$24,094	$17,919	$18,070
Short term lease cost	$-	$-	$-	$-
Total lease expense	$53,757	$24,094	$17,919	$18,070

In accordance with ASC 842, other information related to leases was as follows:

Nine Months Ended September 30	2022	2021
Operating cash flows from operating leases	$54,312	$9,131
Cash paid for amounts included in the measurement of lease liabilities	$54,312	$9,131

Weighted-average remaining lease term—operating leases	3.92 years	4.92 years
Weighted-average discount rate—operating leases	10%	10%

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

In accordance with ASC 842, the components of lease expense were as follows:

	Years ended December 31,

	2021	2020
Operating lease expense	$41,811	$-
Short term lease cost	$-	$-
Total lease expense	$41,811	$-

In accordance with ASC 842, other information related to leases was as follows:

Years ended December 31,	2021	2020
Operating cash flows from operating leases	$17,866	$-
Cash paid for amounts included in the measurement of lease liabilities	$17,866	$-

Weighted-average remaining lease term—operating leases	4.67 years	-
Weighted-average discount rate—operating leases	10%	-

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

In accordance with ASC 842, maturities of operating lease liabilities as of September 30, 2022 were as follows:

Operating
Year ending:	Lease
2022 (remaining 3 months)	$18,402
2023	74,895
2024	77,142
2025	79,456
2026	54,225
Total undiscounted cash flows	$304,119

Reconciliation of lease liabilities:
Weighted-average remaining lease terms	3.92 years
Weighted-average discount rate	10%
Present values	$264,691

Lease liabilities—current	51,351
Lease liabilities—long-term	201,457
Lease liabilities—total	$252,808

Difference between undiscounted and discounted cash flows	$51,311

In accordance with ASC 842, maturities of operating lease liabilities as of December 31, 2021 were as follows:

Operating
Year ending:	Lease
2022	$72,714
2023	74,895
2024	77,142
2025	79,456
2026	54,225
Total undiscounted cash flows	$358,431

Reconciliation of lease liabilities:
Weighted-average remaining lease terms	4.67 years
Weighted-average discount rate	10%
Present values	$286,716

Lease liabilities—current	46,091
Lease liabilities—long-term	240,625
Lease liabilities—total	$286,716

Difference between undiscounted and discounted cash flows	$71,715

Operating lease cost was $41,811 and $0 for the years ended December 31, 2021 and 2020, respectively.